DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets - Prior to offsetting of balances within same taxing jurisdiction [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		£ 5,314
(Charge) credit to the income statement		(348)
(Charge) credit to other comprehensive income		(230)
Other (charge) credit to equity		(5)
Deferred Tax Assets, Ending Balance		4,731	£ 5,314
Deferred Tax Liabilities, Beginning Balance		(2,705)	(2,928)
(Charge) credit to the income statement		192	327
(Charge) credit to other comprehensive income		229	55
Exchange and other adjustments		6
Impact of acquisitions and disposals			(159)
Deferred Tax Liabilities, Ending Balance		(2,278)	(2,705)
Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,989	5,634
(Charge) credit to the income statement			(805)
(Charge) credit to other comprehensive income			174
Other (charge) credit to equity			(17)
Impact of acquisitions and disposals on assets			3
Deferred Tax Assets, Ending Balance			4,989
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		325
Deferred Tax Assets, Ending Balance			325
Tax Losses [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,034
(Charge) credit to the income statement		(256)
Deferred Tax Assets, Ending Balance		3,778	4,034
Tax Losses [Member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		4,034	4,298
(Charge) credit to the income statement			(264)
Deferred Tax Assets, Ending Balance			4,034
Property, Plant and Equipment [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		743
(Charge) credit to the income statement		(100)
Deferred Tax Assets, Ending Balance		643	743
Property, Plant and Equipment [Member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		743	969
(Charge) credit to the income statement			(226)
Deferred Tax Assets, Ending Balance			743
Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		90
(Charge) credit to the income statement		64
(Charge) credit to other comprehensive income		(92)
Deferred Tax Assets, Ending Balance		62	90
Deferred Tax Liabilities, Beginning Balance		(181)	(85)
(Charge) credit to the income statement		(67)	199
(Charge) credit to other comprehensive income		(25)	(295)
Deferred Tax Liabilities, Ending Balance		(273)	(181)
Pension defined benefit plans [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		90	228
(Charge) credit to the income statement			(287)
(Charge) credit to other comprehensive income			149
Deferred Tax Assets, Ending Balance			90
Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		380
(Charge) credit to the income statement		(45)
(Charge) credit to other comprehensive income		(138)
Deferred Tax Assets, Ending Balance		197	380
Other provisions [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		58	40
(Charge) credit to the income statement			(7)
(Charge) credit to other comprehensive income			25
Deferred Tax Assets, Ending Balance			58
Other provisions [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		322
Deferred Tax Assets, Ending Balance			322
Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		51
(Charge) credit to the income statement		(6)
Other (charge) credit to equity		(5)
Deferred Tax Assets, Ending Balance		40	51
Share-based payment arrangements [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		51	61
(Charge) credit to the income statement			7
Other (charge) credit to equity			(17)
Deferred Tax Assets, Ending Balance			51
Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		16
(Charge) credit to the income statement		(5)
Deferred Tax Assets, Ending Balance		11	16
Deferred Tax Liabilities, Beginning Balance		(140)	(254)
(Charge) credit to the income statement		7	116
Exchange and other adjustments		6
Impact of acquisitions and disposals			(2)
Deferred Tax Liabilities, Ending Balance		(127)	(140)
Other temporary differences [member] | Previously stated [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		13	38
(Charge) credit to the income statement			(28)
Impact of acquisitions and disposals on assets			3
Deferred Tax Assets, Ending Balance			13
Other temporary differences [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		3
Deferred Tax Assets, Ending Balance			3
Long-term assurance business [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(799)	(914)
(Charge) credit to the income statement		162	115
Deferred Tax Liabilities, Ending Balance		(637)	(799)
Acquisition Fair Value [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(879)	(798)
(Charge) credit to the income statement		142	76
Impact of acquisitions and disposals			(157)
Deferred Tax Liabilities, Ending Balance		(737)	(879)
Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(499)	(643)
(Charge) credit to the income statement		(19)	(139)
(Charge) credit to other comprehensive income		113	283
Deferred Tax Liabilities, Ending Balance		(405)	(499)
Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance	[1]	(207)	(234)
(Charge) credit to the income statement	[1]	(33)	(40)
(Charge) credit to other comprehensive income	[1]	141	67
Impact of acquisitions and disposals	[1]
Deferred Tax Liabilities, Ending Balance	[1]	£ (99)	£ (207)

[1]	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).